Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Oncotelic Therapeutics, Inc.
Entity Central Index Key	0000908259
Entity Tax Identification Number	13-3679168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	29397 Agoura Road
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Agoura Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	(650)
Local Phone Number	635-7000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Apr. 26, 2022